Provisions (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Other provisions [abstract]
Provisions for litigation costs	€ 2,051	€ 2,183
Provisions for litigation costs, utilized	471
Estimated litigation costs accrued